Share-based payments - Fair value of option grants relating to warrants (Details) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025	Dec. 19, 2025	Aug. 15, 2025	Jan. 14, 2025	Sep. 16, 2024	Dec. 21, 2023	Dec. 13, 2023	Sep. 20, 2023	Aug. 02, 2023	Jun. 16, 2023
Share-based payments
Exercise price of warrants					$ 150	$ 1,000	$ 6,000	$ 45,000	$ 567,000	$ 567,000	$ 2,187,000	$ 2,187,000	$ 2,187,000
Share-based payments expense for warrant	$ 0	$ 0	$ 331,191	$ 348,552
December 21, 2023
Share-based payments
Exercise price of warrants	$ 567,000		$ 567,000
Market price			$ 604,800
Expected volatility (%)			76.00%
Risk-free interest rate (%)			4.00%
Expected life (years)			5 years
Number of warrants outstanding	1		1
Weighted average remaining contractual life (years)			2 years 6 months 21 days
September 16, 2024
Share-based payments
Exercise price of warrants	$ 45,000		$ 45,000
Market price			$ 28,656
Expected volatility (%)			92.00%
Risk-free interest rate (%)			3.40%
Expected life (years)			5 years
Number of warrants outstanding	14		14
Weighted average remaining contractual life (years)			3 years 3 months 18 days
January 14, 2025
Share-based payments
Exercise price of warrants	$ 6,000		$ 6,000
Market price			$ 7,320
Expected volatility (%)			99.00%
Risk-free interest rate (%)			4.40%
Expected life (years)			5 years 6 months
Number of warrants outstanding	68		68
Weighted average remaining contractual life (years)			4 years 1 month 17 days
August 15, 2025
Share-based payments
Exercise price of warrants	$ 1,000		$ 1,000
Market price			$ 744
Expected volatility (%)			101.00%
Risk-free interest rate (%)			3.60%
Expected life (years)			5 years
Number of warrants outstanding	442		442
Weighted average remaining contractual life (years)			4 years 2 months 15 days
December 19, 2025
Share-based payments
Exercise price of warrants	$ 150		$ 150
Market price			$ 100.2
Expected volatility (%)			127.00%
Risk-free interest rate (%)			3.70%
Expected life (years)			5 years
Number of warrants outstanding	4,003		4,003
Weighted average remaining contractual life (years)			4 years 6 months 21 days